As filed with the Securities and Exchange Commission on April 26, 2023

Securities Act File No. 333-129930
Investment Company Act File No. 811-21836

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. ___	☐
Post-Effective Amendment No. 52	☒

AND/OR

REGISTRATION STATEMENT UNDER
THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 56	☒

ONEFUND TRUST
(Exact Name of Registrant as Specified in Charter)

200 2nd Ave. South #737
St. Petersburg, FL 33701
(Address of Principal Executive Offices)

808-600-5366
(Registrant’s Telephone Number, including Area Code)

 The Corporation Trust Company
Corporation Trust Center
1209 Orange Street
Wilmington, New Castle County, Delaware 19801
(Name and Address of Agent for Service)

Michael G. Willis
200 2nd Ave. South #737
St. Petersburg, FL 33701

Copy to:
Todd Zerega, Esq.
Perkins Coie LLP
700 13th Street NW, Suite 800
Washington, DC 20005

It is proposed that this filing will become effective:

☐	immediately upon filing pursuant to paragraph (b)
☒	on May 26, 2023, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(i)
☐	on ____ pursuant to paragraph (a)(i)
☐	75 days after filing pursuant to paragraph (a)(ii)
☐	on ____ pursuant to paragraph (a)(ii) of Rule 485.

If appropriate, check the following box:
☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

The sole purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 48 (the “Amendment”) to its Registration Statement (filed on December 7, 2022) until May 26, 2023. Parts A, B and C of the Amendment are incorporated by reference herein.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment (this “Amendment”) to its Registration Statement on Form N-1A under rule 485(b) under the Securities Act and has duly caused this Amendment to be signed below on its behalf by the undersigned, duly authorized, in the City of St. Petersburg and State of Florida, on April  26, 2023.

ONEFUND TRUST

By:	/s/ Michael Willis
Name:	Michael Willis
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on the April 26, 2023.

Name	Title

/s/ Michael Willis	Trustee, President, Treasurer and Secretary
Michael Willis

/s/ Lance J. Baller*	Trustee
Lance J. Baller

/s/ Vijoy P. Chattergy*	Trustee
Vijoy P. Chattergy

*By: /s/ Michael Willis
Attorney-in-fact

*	Pursuant to Power of Attorney